Financial Risk Management - Summary of Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value at risk	₩ 49,701	₩ 40,915
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value at risk	22,144	15,986
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value at risk	99,436	115,347
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value at risk	92,549	30,530
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	34,923	20,051
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	16,541	6,372
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	64,356	55,670
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	47,093	16,534
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	8,606	9,067
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	5,142	4,537
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	11,061	24,824
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	9,407	5,513
Kookmin Bank | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	24,054	27,886
Kookmin Bank | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	14,428	17,820
Kookmin Bank | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	41,815	49,264
Kookmin Bank | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	41,189	21,522
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value at risk	(5,140)	(13,039)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	1,065,569	988,165
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	920,507	871,330
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	1,206,011	1,143,838
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	961,121	1,122,782
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	828,772	724,482
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	755,379	657,094
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	873,861	821,864
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	755,379	821,864
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	212,679	249,320
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	150,149	207,425
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	297,812	299,221
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	171,592	278,356
KB Securities Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	24,002	14,275
KB Securities Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	14,938	6,808
KB Securities Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	34,109	22,543
KB Securities Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	34,109	22,543
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value at risk	116	88
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	41	3
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	229	210
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	41	19
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	33,141	40,005
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	17,927	31,889
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	46,151	47,406
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	17,927	46,759
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	4,728	5,445
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	3,159	3,854
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	6,450	6,553
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	3,159	5,906
KB Insurance Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	28,413	34,560
KB Insurance Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	14,768	28,035
KB Insurance Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	39,701	40,853
KB Insurance Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	14,768	40,853
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	4,900	6,311
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	993	2,797
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	8,275	9,583
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	993	7,450
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	545	2,095
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	0	1,072
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	1,476	2,932
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	0	1,072
KB Life Insurance Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	4,355	4,216
KB Life Insurance Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	993	1,725
KB Life Insurance Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	6,799	6,651
KB Life Insurance Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	993	6,378
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	31,399	18,820
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	26,885	14,787
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	35,069	28,970
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	30,165	28,819
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	9,406	5,114
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	8,002	3,518
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	10,685	10,518
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	8,438	10,518
KB Investment Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	21,993	13,706
KB Investment Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	18,883	11,269
KB Investment Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	24,384	18,452
KB Investment Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	21,727	18,301
KB Kookmin Card Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	18,430	13,029
KB Kookmin Card Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	16,483	7,744
KB Kookmin Card Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	21,890	16,094
KB Kookmin Card Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	21,341	15,637
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	4,253	4,676
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	853	1,337
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	8,931	7,211
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	8,931	6,963
KB Capital Co.,Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	1,905	1,121
KB Capital Co.,Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,298	867
KB Capital Co.,Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	2,128	1,280
KB Capital Co.,Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	2,045	1,280
KB Asset Management Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	2,426	2,151
KB Asset Management Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,607	1,053
KB Asset Management Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	2,823	3,085
KB Asset Management Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	2,455	2,405
KB Data System Co Ltd | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	198	177
KB Data System Co Ltd | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	155	0
KB Data System Co Ltd | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	228	231
KB Data System Co Ltd | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	₩ 155	₩ 231